Borrowings - Schedule of Detailed Information about Borrowings (Details) - USD ($) $ in Thousands		12 Months Ended
		Mar. 31, 2018	Mar. 31, 2017
Disclosure of detailed information about borrowings [line items]
Long-term borrowings		$ 124,983	$ 89,841
Long-term asset backed borrowings		34,336	34,379
Unsecured long-term borrowings		156,065	153,525
Short-term borrowings - at amortized cost		151,963	180,029
Short-term asset backed borrowings		87,755	76,598
Long-Term Borrowings | Installments Due Within One Year
Disclosure of detailed information about borrowings [line items]
Long-term borrowings		(64,208)	(96,398)
Long-Term Borrowings | Vehicle Loan
Disclosure of detailed information about borrowings [line items]
Long-term asset backed borrowings		$ 560	$ 325
Nominal interest rate		7.5 - 10.25%	7.5 - 10.25%
Maturity		2017-21	2017-21
Long-Term Borrowings | Term Loan #1
Disclosure of detailed information about borrowings [line items]
Long-term asset backed borrowings			$ 1,264
Nominal interest rate		BPLR+1.8% - 2.75%	BPLR+1.8% - 2.75%
Maturity		2017-18	2017-18
Long-Term Borrowings | Term Loan #2
Disclosure of detailed information about borrowings [line items]
Long-term asset backed borrowings			$ 466
Nominal interest rate		BPLR+2.75%	BPLR+2.75%
Maturity		2017-18	2017-18
Long-Term Borrowings | Term Loan #3
Disclosure of detailed information about borrowings [line items]
Long-term asset backed borrowings		$ 3,453	$ 5,776
Nominal interest rate		BPLR+2.85%	BPLR+2.85%
Maturity		2019-20	2019-20
Long-Term Borrowings | Term Loan #4
Disclosure of detailed information about borrowings [line items]
Long-term asset backed borrowings		$ 8,767	$ 11,945
Nominal interest rate		BPLR+2.55% - 3.4%	BPLR+2.55% - 3.4%
Maturity		2020-21	2020-21
Long-Term Borrowings | Term Loan #5
Disclosure of detailed information about borrowings [line items]
Long-term asset backed borrowings		$ 9,580
Nominal interest rate		13.75%	13.75%
Maturity		2022-23	2022-23
Long-Term Borrowings | Term Loan #6
Disclosure of detailed information about borrowings [line items]
Long-term asset backed borrowings		$ 11,976	$ 14,603
Nominal interest rate		MCLR+3.45%	MCLR+3.45%
Maturity		2021-22	2021-22
Long-Term Borrowings | Retail Bond
Disclosure of detailed information about borrowings [line items]
Unsecured long-term borrowings		$ 70,055	$ 62,672
Nominal interest rate		6.5%	6.5%
Maturity		2021-22	2021-22
Long-Term Borrowings | Revolving Facility
Disclosure of detailed information about borrowings [line items]
Unsecured long-term borrowings			$ 85,000	[1]
Nominal interest rate		LIBOR+1.9% - 7.5% and Mandatory Cost	LIBOR+1.9% - 7.5% and Mandatory Cost
Maturity		2017-18	2017-18
Long-Term Borrowings | Convertible Notes
Disclosure of detailed information about borrowings [line items]
Unsecured long-term borrowings	[2]	$ 86,010
Nominal interest rate		14.2%
Maturity		2020-21
Long-Term Borrowings | Other Borrowings
Disclosure of detailed information about borrowings [line items]
Unsecured long-term borrowings			$ 5,853
Nominal interest rate			10.5%
Maturity			2021-22
Long-Term Borrowings | Nominal Value of Borrowings
Disclosure of detailed information about borrowings [line items]
Long-term borrowings		190,401	$ 187,904
Long-Term Borrowings | Cumulative Effect of Unamortized Costs
Disclosure of detailed information about borrowings [line items]
Long-term borrowings		(1,210)	(1,665)
Short-Term Borrowings | Installments Due Within One Year on Long-Term Borrowings
Disclosure of detailed information about borrowings [line items]
Short-term unsecured borrowings		64,208	96,398
Short-Term Borrowings | Export Credit, Bill Discounting and Overdraft
Disclosure of detailed information about borrowings [line items]
Short-term asset backed borrowings		$ 43,518	$ 41,687
Nominal interest rate		BPLR+1-3.5%	BPLR+1-3.5%
Short-Term Borrowings | Export Credit and Overdraft
Disclosure of detailed information about borrowings [line items]
Short-term asset backed borrowings		$ 21,226	$ 24,572
Nominal interest rate		LIBOR+4.5%	LIBOR+4.5%
Short-Term Borrowings | Short-Term Loan #1
Disclosure of detailed information about borrowings [line items]
Short-term asset backed borrowings	[3]	$ 11,537	$ 5,396
Nominal interest rate		13% - 14.25%	13% - 14.25%
Short-Term Borrowings | Short-Term Loan #2
Disclosure of detailed information about borrowings [line items]
Short-term asset backed borrowings		$ 11,474
Nominal interest rate		10.20%	10.20%
Short-Term Borrowings | Short-Term Loan #3
Disclosure of detailed information about borrowings [line items]
Short-term asset backed borrowings			$ 4,943
Nominal interest rate		MCLR+4.25%	MCLR+4.25%
Short-Term Borrowings | Other Short-Term Loan #1
Disclosure of detailed information about borrowings [line items]
Short-term unsecured borrowings			$ 7,033	[4]
Nominal interest rate			12% - 14%

[1]	The Group re-paid revolving credit facility in December 2017.
[2]	Eros International Plc.("issuer") issued Senior Convertible Notes (SCN or convertible notes) on 6 December 2017 amounting to US$122,500 principal amount and option to purchase warrants up to 2,000 of "A" ordinary share for a term of 6 months at an offer price of $100,000 by private placement. The notes are payable in equal installments of $ 3,500 per month for 35 months. The installments can be paid either in cash or can be converted into "A" ordinary equity shares of the issuer at the option of the issuer as per the terms of the arrangement. The holder of the notes can defer the payment of the amount due on any installment dates to another installment date as well as has the right to accelerate the payment on the notes as per the terms of the agreement. The Company has classified the instrument as a financial liability at fair value through profit or loss. The Company has used the Black Scholes option pricing model to value the share warrants exercisable within six months and the Monte-Carlo simulation model to obtain the fair value of the convertible notes. The initial fair value of the financial liability recognized on the date of issue was $ 100,055. Fair value of the financial liability outstanding as at the date of reporting is $ 86,010. The mark-to-market loss and interest expenses for the year ended March 31, 2018 amounting $13,840 and $4,338 have been recognized within other gain/(losses) and net finance cost, respectively, net in the Statement of Income.
[3]	Secured by pledge of shares held in the Group's majority owned subsidiary, Eros International Media Limited, India
[4]	Includes loan of $6,417 as at March 31, 2017 from Eros Television Private Limited, a related party. (See Note 35).